Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Energy ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.60%)	5.94%	26.63%	(14.86%)	(28.69%)	37.81%	(6.63%)	(24.46%)	13.33%	(32.40%)